Equity	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
Equity
Equity

As of July 1, 2013, the Company adopted the provisions of FASB Accounting Standards Update No. 2013-02, "Reporting Amounts Reclassified Out of Accumulated Other Comprehensive Income." As a result of this adoption, the Company has presented the significant items reclassified to net income in their entirety during 2014 in the table below.
Changes in accumulated other comprehensive (loss) in shareholders' equity by component:

	Foreign Currency Translation Adjustment	Retirement Benefit Plans	Other	Total
Balance June 30, 2013	$(68,328)	$(1,039,072)	$(433)	$(1,107,833)
Other comprehensive income before reclassifications	192,948	(20,636)	—	172,312
Amounts reclassified from accumulated other comprehensive (loss)	—	111,818	205	112,023
Balance June 30, 2014	$124,620	$(947,890)	$(228)	$(823,498)

Reclassifications out of accumulated other comprehensive (loss) in shareholders' equity during 2014:

Details about Accumulated Other Comprehensive (Loss) Components	Income (Expense) Reclassified from Accumulated Other Comprehensive (Loss)	Consolidated Statement of Income Classification
Retirement benefit plans
Amortization of prior service cost and initial net obligation	$(14,535)	See Note 10
Recognized actuarial loss	(160,596)	See Note 10
Total before tax	(175,131)
Tax benefit	63,313	Income taxes
Net of tax	$(111,818)

Other
Realized loss on cash flow hedges	$(306)	Interest expense
Tax benefit	101	Income taxes
Net of tax	$(205)

Share Repurchases - The Company has a program to repurchase its common shares. On August 14, 2014, the Board of Directors of the Company approved an increase in the overall maximum number of shares authorized for repurchase under the program so that, beginning on such date, the aggregate number of shares authorized for repurchase was 15 million. Subject to this limitation, the Company is authorized to repurchase, in any single fiscal year, an amount of common shares equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year. Repurchases are funded primarily from operating cash flows and commercial paper borrowings, and the shares are initially held as treasury stock. The number of common shares repurchased at the average purchase price follows:

	2014	2013	2012
Shares repurchased	1,741,143	3,006,005	6,395,866
Average price per share	$114.87	$85.55	$71.20